Intangible Assets and Liabilities - Intangible Assets, Favorable Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 42,311
Ending balance	3,233	$ 42,311
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	211,644	211,644	$ 211,644
Additions/ (Amortization)	0	0	0
Accelerated amortization	(46,414)
Ending balance	165,230	211,644	211,644
Accumutaled Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(169,333)	(151,213)	(132,928)
Additions/ (Amortization)	(11,801)	(18,120)	(18,285)
Accelerated amortization	19,137
Ending balance	(161,997)	(169,333)	(151,213)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	42,311	60,431	78,716
Additions/ (Amortization)	(11,801)	(18,120)	(18,285)
Accelerated amortization	(27,277)
Ending balance	$ 3,233	$ 42,311	$ 60,431